Business Acquisitions - Summary of Acquired Loans in Connection with Acquisition (Detail) (Great Florida Bank [Member], USD $) In Thousands, unless otherwise specified	Jan. 31, 2014
Great Florida Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractual cash flows	$ 426,116
Contractual cash flows not expected to be collected (non-accretable difference)	102,581
Expected cash flows	323,535
Excess of the expected undiscounted cash flows over the carrying value (accretable discount)	40,444
Fair value at acquisition	283,091
Unpaid principal balance	275,772
Fair value discount	(10,734)
Fair value at acquisition	265,038
Total fair value at acquisition	$ 548,129